Capital management	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Capital Management [Abstract]
Capital management [Text Block]

15. Capital management

The Company's objectives when managing capital are to: (a) maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern; (b) maintain a capital structure that allows the Company to finance its growth using internally generated cash flow and debt capacity; and (c) optimize the use of its capital to provide an appropriate investment return to its shareholders commensurate with risk.

The Company's financial strategy is formulated and adapted according to market conditions in order to maintain a flexible capital structure that is consistent with its objectives and the risk characteristics of its underlying assets.

The Company manages its capital structure and may make adjustments to it in light of changes in economic conditions and the risk characteristics of its underlying assets. To maintain or adjust its capital structure, the Company may, from time to time, change the amount of dividend paid to shareholders, return capital to shareholders by way of normal course issuer bid, issue new shares, or reduce liquid assets to repay other debt.

16. Capital management

The Company's objectives when managing capital are to: (a) maintain financial flexibility in order to preserve its ability to meet financial obligations and continue as a going concern; (b) maintain a capital structure that allows the Company to finance its growth using internally generated cash flow and debt capacity; and (c) optimize the use of its capital to provide an appropriate investment return to its shareholders commensurate with risk.

The Company's financial strategy is formulated and adapted according to market conditions in order to maintain a flexible capital structure that is consistent with its objectives and the risk characteristics of its underlying assets.

The Company manages its capital structure and may make adjustments to it in light of changes in economic conditions and the risk characteristics of its underlying assets. To maintain or adjust its capital structure, the Company may, from time to time, change the amount of dividends paid to shareholders, return capital to shareholders by way of normal course issuer bid, issue new shares, or reduce liquid assets to repay other debt.